Acquisitions (Assets Acquired, Liabilities Assumed) (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 08, 2013	Jun. 19, 2013
Change in Accounting Estimate [Line Items]
Current assets						$ 49.1
Property, plant and equipment						1,677.8
Intangible assets						196.0
Other assets						2.9
Total identifiable assets acquired						1,925.8
Current liabilities						30.9
Long-term debt						745.0
Assets retirement obligations		$ 26.4	$ 23.8	$ 15.1
Other long-term liabilities						5.3
Total liabilities assumed						781.2
Net identifiable assets acquired						1,144.6
Goodwill	$ 975.8	1,085.5	2,234.6	2,295.1		1,532.7
Net assets acquired						2,677.3
Arrow Midstream Holdings, LLC
Change in Accounting Estimate [Line Items]
Current assets					$ 192.7
Property, plant and equipment					400.5
Intangible assets					323.4
Other assets					19.5
Total identifiable assets acquired					936.1
Current liabilities					215.8
Assets retirement obligations					1.2
Other long-term liabilities					3.7
Total liabilities assumed					220.7
Net identifiable assets acquired					715.4
Goodwill					45.9
Net assets acquired					$ 761.3
Crestwood Equity Partners LP
Change in Accounting Estimate [Line Items]
Current assets						224.5
Property, plant and equipment						2,088.1
Intangible assets						337.5
Other assets						12.7
Total identifiable assets acquired						2,662.8
Current liabilities						207.6
Long-term debt						1,079.3
Other long-term liabilities						146.6
Total liabilities assumed						1,433.5
Net identifiable assets acquired						1,229.3
Goodwill	$ 975.8	$ 1,085.5	$ 2,491.8	$ 2,552.3		2,134.8
Net assets acquired						$ 3,364.1